EARNINGS PER SHARE AND DIVIDEND PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE AND DIVIDEND PER SHARE
Schedule of earnings per share

	2022	2021	2020
Earnings per share

Net profit/(loss) for the year attributable to TORM plc shareholders (USDm)	562.8	(42.1)	88.1

Million shares
Weighted average number of shares	81.8	78.6	74.8
Weighted average number of treasury shares	(0.5)	(0.5)	(0.5)

Weighted average number of shares outstanding	81.3	78.1	74.3
Dilutive effect of outstanding share options	1.5	0.3	—
Weighted average number of shares outstanding incl. dilutive effect of share options	82.8	78.4	74.3

Basic earnings/(loss) per share (USD)	6.92	(0.54)	1.19

Diluted earnings/(loss) per share (USD)	6.80	(0.54)	1.19

Schedule of dividend per share

	2022	2021	2020
Dividend per share

Declared dividend per share (USD)	4.63	—	0.85
Declared dividend for the year (USDm)	378.7	—	63.2

Dividend paid during the year (USDm)	166.7	—	70.6

Number of shares, end of period (million)	82.3	81.2	74.9
Number of treasury shares, end of period (million)	(0.5)	(0.5)	(0.5)
Number of shares outstanding, end of period (million)	81.8	80.7	74.4

Dividend paid per share	2.04	—	0.95